Offerings - Offering: 1	Feb. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.400% Senior Notes due 2035
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit | shares	0.99316
Maximum Aggregate Offering Price | $	$ 993,160,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 152,052.8
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Expedia Group, Inc. (the “Registrant”) initially deferred payment of all of the registration fees for the Registration Statement on Form S-3ASR (File No. 333-285042), filed with the Securities and Exchange Commission (the “SEC”) on February 19, 2025.  This filing fee exhibit is in connection with a final prospectus supplement dated February 19, 2025, filed by the Registrant with the SEC pursuant to Rule 424(b) of the Securities Act for the related offering.